Note 8 - Income Tax	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Note 8 - Income Tax

8            Income tax

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

Current tax	(121,048)	(299,692)	(343,104)
Deferred tax	97,898	97,240	113,897
Tax charge	(23,150)	(202,452)	(229,207)

The tax on Tenaris’s income before tax differs from the theoretical amount that would arise using the tax rate in each country as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

(Loss) Income before income tax	(619,267)	933,710	1,103,107
Less Impairment charges (non deductible)	622,402	-	-
Income before income tax without impairment charges	3,135	933,710	1,103,107

Tax calculated at the tax rate in each country	21,052	(186,752)	(207,422)
Effect of currency translation on tax base	(72,936)	(53,296)	(77,552)
Changes in the tax rates	(958)	13	(1,824)
Utilization of previously unrecognized tax losses	98	547	-
Tax revaluation, withholding tax and others	29,594	37,036	57,591
Tax charges	(23,150)	(202,452)	(229,207)

Effect of currency translation on tax base, Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets / liabilities and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax bases in subsidiaries (mainly Argentina and Mexico), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax bases of the relevant assets will not result in any deduction / obligation for tax purposes in future periods.

Tax revaluation, withholding tax and others, includes a net tax income of $61 million, $66 million and $65 million for 2020, 2019 and 2018 respectively related to the tax revaluation regimes in Argentina and Mexico. It also includes a charge of $10 million, $34 million and $26 million for 2020, 2019 and 2018 respectively related to withholding taxes for intra-group international operations.